Loans, borrowings, cash and cash equivalents and short-term investments - Guarantees (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Vale Overseas Limited
Loans and borrowings
Loans and borrowings secured by property, plant and equipment	$ 160	$ 220